UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-10401

 NAME OF REGISTRANT:                     Trust for Professional Managers



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Rachel A. Spearo
                                         U.S. Bancorp Fund Services,
                                         LLC
                                         615 East Michigan Street,
                                         2nd Floor
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          414-287-3338

 DATE OF FISCAL YEAR END:                11/30

 DATE OF REPORTING PERIOD:               12/26/2013 - 06/30/2014


Rockefeller Core Equity Fund

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The Rockefeller Core Equity Fund has not yet commenced operations; therefore no proxies have been voted this reporting period.

Rockefeller Select Equity Fund

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The Rockefeller Select Equity Fund has not yet commenced operations; therefore no proxies have been voted this reporting period.

Rockefeller Core Taxable Bond Fund
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 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


Rockefeller Intermediate Tax Exempt National Bond Fund
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 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


Rockefeller Intermediate Tax Exempt New York Bond Fund
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 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.



SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Trust for Professional Managers
By (Signature)       /s/ John P. Buckel
Name                 John P. Buckel
Title                President
Date                 August 14, 2014